Liquidity and Going Concern (Details Narrative) - USD ($)		12 Months Ended
	Apr. 07, 2026	Mar. 31, 2026	Apr. 07, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock Issued During Period, Value, New Issues	$ 3,750,000	$ 12,188,137
Shares Issued, Price Per Share			$ 4.00
Proceeds from Issuance Initial Public Offering	$ 13,500,000